RELATED PARTY TRANSACTIONS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Balance at Beginning	$ 141,997	$ 90,834
2022 Salary	75,000	300,000
Payments	(112,184)	(248,837)
Balance at ending	128,334	141,997
William Delgado [Member]
Related Party Transaction [Line Items]
Balance at Beginning	21,163	0
2022 Salary	60,000	240,000
Payments	(81,163)	(218,837)
Balance at ending	(23,521)	21,163
Jerome Gomolski [Member]
Related Party Transaction [Line Items]
Balance at Beginning	120,834	90,834
2022 Salary	15,000	60,000
Payments	(7,500)	(30,000)
Balance at ending	$ 128,334	$ 120,834